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                                                          Quantitative Research
Defined Asset Funds(R)                                    2001 Series
                                                          A




The                                                       V A L U E
Select Ten
Portfolio


                                                         A Disciplined Approach
                                                          To Value Investing...




                                                           [Logo] Merrill Lynch

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The Dow Jones
Industrial Average
The Dow Jones Industrial Average consists of 30 common stocks chosen by the editors of The Wall Street Journal. The current companies are:

Alcoa
American Express
AT&T
Boeing
Caterpillar
Citigroup
Coca-Cola
Du Pont
Eastman Kodak
Exxon Mobil
General Electric
General Motors
Hewlett-Packard
Home Depot
Honeywell International
IBM
Intel
International Paper
J.P. Morgan Chase
Johnson & Johnson
McDonald's
Merck
Microsoft
Minnesota Mining & Manufacturing (3M)
Philip Morris
Procter & Gamble
SBC Communications
United Technologies
Wal-Mart
Walt Disney

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THE DOW JONES INDUSTRIAL AVERAGE (DJIA)* -- Its 30 companies are known the world over as giants of global industry. A benchmark for American stock prices, its gains and losses influence markets around the globe. Defined Asset Funds(R) offers you a strategy designed to select value stocks from this esteemed index with our...

                             Select Ten Portfolio
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The Portfolio
The Defined Asset Funds Select Ten Portfolio seeks total return by investing in ten stocks from the DJIA, based on dividend yields. The Portfolio aims for both dividend income and capital appreciation by following a value-oriented strategy.

Dividend Yield
The Strategy calls for selecting the ten highest dividend-yielding stocks in the DJIA, and investing approximately equal dollar amounts in each stock. A higher yield may indicate that a stock is out of favor. As the price of a stock declines, the dividend yield often increases, indicating a possible buying opportunity.

The Universe
The stocks are chosen from the DJIA, representing large-cap industry leaders, which derive a portion of their revenue from international operations. Their size, strength and financial stability may give them the resiliency to overcome adversity. Therefore, these companies may be able to recover from current valuations.

New Portfolio Annually
This Portfolio will hold its stocks for about one year. At that time, we intend to reapply the Strategy to select a new Portfolio of the ten highest dividend-yielding stocks. This annual process makes it possible for the Strategy to capitalize on new opportunities in the marketplace. Although this is a one year investment, we recommend you stay with this Strategy for at least three to five years for potentially more consistent results. Investors should consider their ability to pursue investing in successive portfolios.

Discipline
Using dividend yield as a selection criterion eliminates emotion from the investment decision-making process. This disciplined contrarian approach to investing selects established stocks that others might be selling. It also eliminates the need to make buy and sell decisions on individual stocks.

Tax Efficiency
By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%). On rollovers to future Portfolios, if available, certain investors may defer recognition of gains and losses on stocks that are transferred to the new Portfolio.

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
Past Performance of Prior Select Ten Portfolios

  Past performance is no guarantee of future results.

    From Inception Through 12/31/00 (including annual rollovers)           Most Recently Completed Portfolio
------------------------------------------------------------------------------------------------------------------
    Series                Inception Date                Return                    Period          Return
       B                      5/17/91                   11.78%               6/7/99-7/7/00        -22.38%
       A                      1/3/92                    12.02                2/4/99-3/10/00       -15.59
       C                      9/1/92                    13.76                10/4/99-11/3/00      -14.48
       3                      7/22/96                   10.83                8/9/99-9/8/00         -9.16
       5                      11/1/96                    7.79                11/16/98-12/17/99      2.36
       J                      1/2/97                     7.40                1/11/99-2/11/00      -18.07
       1                      2/25/97                    5.75                3/8/99-4/7/00         -6.03
       2                      4/28/97                    5.77                5/10/99-6/9/00       -19.83
       4                      9/3/97                     4.48                9/13/99-10/13/00     -23.40

The chart above shows average annual total pre-tax returns, which represent price changes plus dividends reinvested, divided by the initial public offering price, and reflects deduction of maximum sales charges and expenses. From Inception returns differ from Most Recently Completed Portfolio returns because the former figures reflect different performance periods and a reduced sales charge on annual rollovers.

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Select Ten Portfolio 2001 Series A+

Name of Issuer                                 Symbol   Current Dividend Yield++

1.  Philip Morris Companies, Inc.               MO               4.51%
2.  Eastman Kodak Company                       EK               3.96
3.  General Motors Corporation                  GM               3.77
4.  Caterpillar, Inc.                           CAT              3.39
5.  E.I. (du Pont) de Nemours and Company       DD               3.33
6.  International Paper Company                 IP               2.79
7.  J.P. Morgan Chase & Company                 JPM              2.72
8.  Minnesota Mining & Manufacturing Company    MMM              2.17
9.  Exxon Mobil Corporation                     XOM              2.04
10. SBC Communications, Inc.                    SBC


This Portfolio does not reflect the research opinions or any buy or sell recommendations of any of the Sponsors.

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Hypothetical Past Performance of the Strategy (not any Portfolio)

28-Year Annual Total Returns
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Strategy returns are net of sales charges and expenses.(SS)

                                S&P 500*                                S&P 500
Year   Strategy(SS)     DJIA     Index     Year   Strategy(SS)   DJIA    Index

1973     -4.10        -13.12%   -14.66%    1988     22.36       15.95    16.58
1974     -2.42        -23.14    -26.47     1989     25.57       31.71    31.11
1975     55.53         44.40     36.92     1990    -10.15       -0.57    -3.20
1976     33.15         22.72     23.53     1991     31.71       23.93    30.51
1977     -2.92        -12.71     -7.19     1992      6.39        7.34     7.67
1978     -1.94          2.69      6.39     1993     25.21       16.72     9.97
1979     10.42         10.52     18.02     1994      1.90        4.95     1.30
1980     24.61         21.41     31.50     1995     34.86       36.48    37.10
1981      5.47         -3.40     -4.83     1996     26.25       28.57    22.69
1982     23.70         25.79     20.26     1997     19.84       24.78    33.10
1983     36.82         25.68     22.27     1998      8.49       18.00    28.34
1984      5.37          1.06      5.95     1999      1.64       27.01    20.89
1985     26.91         32.78     31.43     2000      3.44       -4.74    -9.03
1986     32.87         26.91     18.37
1987      5.01          6.02      5.67     Average  14.87%      12.96%   12.78%

Average Annual Total Returns
--------------------------------------------------------------------------------
For periods ending 12/31/00   3 year  5 year  10 year  15 year  20 year  25 year

  Strategy(SS)                 4.16%  11.35%  15.24%   14.83%   15.85%   15.03%
  DJIA                        12.60%  18.03%  17.68%   16.90%   16.53%   14.79%
  S&P 500 Index               12.17%  18.18%  17.34%   15.91%   15.50%   15.12%


Hypothetical past performance of the Strategy is no guarantee of future performance of any Portfolio. There can be no assurance that any Portfolio will outperform either index.The Strategy would have underperformed the DJIA in 14 and the S&P 500 Index in 13 of the last 28 years.

Returns shown represent price changes plus dividends reinvested at year ends, divided by the initial public offering price, and do not reflect deduction of any commissions or taxes. Portfolio performance will differ from the Strategy because Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from those used in determining Portfolio unit price, they are not fully invested at all times, stocks may not be weighted equally and Strategy returns do not reflect deduction of commissions.


* "Dow Jones Industrial Average" and "DJIA" are service marks of Dow Jones & Company, Inc. Dow Jones is unaffiliated with, and did not participate in the creation of this Portfolio or the selection of its stocks, and has neither reviewed nor approved any information in this brochure or the prospectus relating to this Portfolio. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc.

+    Initial date of deposit February 26, 2001.

++ Current dividend yield for each security is calculated by annualizing the last monthly, quarterly or semi-annual ordinary dividend declared on the security and dividing the result by its market value as of the close of trading on February 23, 2001. There can be no assurance that future dividends, if any, will be maintained at the indicated rates.

(SS) Net of Portfolio sales charges, (2.50% for the first year, 1.50% for each subsequent year), creation and development fee and estimated expenses.

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definedfunds.com/ml
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BUY WITH KNOWLEDGE. HOLD WITH CONFIDENCE.

                         QUANTITATIVE RESEARCH & INDEX
                       Institutional Holdings Portfolio
                                 S&P 500 Trust
                               S&P MidCap Trust
                        Select S&P Industrial Portfolio
                            Select Growth Portfolio
                          Select Ten Portfolio (DJIA)
                  Standard & Poor's Intrinsic Value Portfolio
               United Kingdom Portfolio (Financial Times Index)

                                    SECTOR
                            Biotechnology Portfolio
                              Broadband Portfolio
                               Energy Portfolio
                          Financial Services Portfolio
                               Health Care Trust
                          Internet Earnings Portfolio
                                Media Portfolio
                            Real Estate Income Fund
                               Tele-Global Trust
                               Utility Portfolio

                             FUNDAMENTAL RESEARCH
                       Baby Boom Economy Portfolios(SM)
                     Earnings Growth Consistency Portfolio
                           European Growth Portfolio
                          Premier American Portfolio
                            Premier World Portfolio
                           Western Premier Portfolio

                                 FIXED INCOME
                                Corporate Funds
                               Government Funds
                                Municipal Funds


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Defining Your Risks
Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o There can be no assurance that this Portfolio will meet its objective, that dividend rates will be maintained, that the unit price will not decline or that this Portfolio will outperform either index.

o The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile.

o This Portfolio is designed for investors who can assume the risks associated with equity investments, and may not be appropriate for investors seeking capital preservation or high current income.

o These stocks may have higher yields because they or their industries are experiencing difficulties or are out of favor. There can be no assurance that the market factors that caused these relatively low prices will change.

o Stocks are chosen for characteristics such as quality and value, which may be at odds with those of the stocks driving the market at any given time.

Taxes
Generally, dividends and any net capital gains will be subject to tax each year, whether or not reinvested. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs
You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge of $15.00 per 1,000 units.


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                                                    Maximum as a %
Unitholder Fees                                 of the Amount Invested
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Creation and Development Fee
(0.250% of net assets)                                    0.30%
Sales Charges                                             2.50%
                                                          ====
Total Maximum Sales Charges                               2.80%
(including Creation and Development Fee)
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If you sell your units before termination, any remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.

Portfolio Expenses                              Amount per 1,000 Units
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Estimated Operating Expenses
(0.157% of net assets)                                    $1.55
Estimated Organization Costs                              $0.84
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Volume Purchase Discounts
For larger purchases, the initial sales charge (but not the Creation and Development Fee) is reduced to put more of your investment dollars to work for you. The deferred sales charge will not change.

                                                Your Initial Sales Charge
If You Invest:                                          Will Be:(||)
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Less than $50,000                                          1.00%
$50,000 to $99,999                                         0.75
$100,000 to $249,999                                       0.25
$250,000 to $999,999                                       0.00
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If you invest $1,000,000 or more, you will not pay any initial sales charge, and will receive additional units, effectively reducing your deferred sales charge to 0.75% of your investment.

(||) These percentages are based on a unit price of $ 1,000 per 1,000 units and will vary as the unit price changes.

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Add Value ToYour Portfolio Today!
You can get started with $250.This Fund is eligible for purchase through Unlimited Advantage" accounts, in which Unlimited Advantage fees apply in lieu of traditional sales charges. Call your financial professional to learn how the Select Ten Portfolio may help to meet your personal investment goals and how it may be appropriate for your IRA account. You may request a free prospectus containing more complete information, including sales charges, expenses and risks. You may also download a prospectus from our Web site address listed above. Please read it carefully before you invest or send money.

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.

[GRAPHIC OMITTED] Printed on Recycled Paper                        11342BR-2/01

          2001 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC. Defined Asset Funds is a registered service mark of Merrill Lynch & Co., Inc.